UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Additional paid-in capital	Other	Accumulated deficit	Exchange differences arising on translation of foreign operations	Capital stock
Beginning balance at Dec. 31, 2024	$ 147,015	$ 477,415	$ 35,575	$ (375,420)	$ (740)	$ 10,185
Net income for the period	2,500			2,500
Other comprehensive income for the period	211				211
Total comprehensive income	2,711			2,500	211
Share-based payment transactions	900		900
Ending balance at Jun. 30, 2025	150,626	477,415	36,475	(372,920)	(529)	10,185
Beginning balance at Dec. 31, 2025	153,095	477,415	36,985	(370,793)	(697)	10,185
Net income for the period	3,633			3,633
Other comprehensive income for the period	(76)				(76)
Total comprehensive income	3,557			3,633	(76)
Share-based payment transactions	287		287
Ending balance at Jun. 30, 2026	$ 156,939	$ 477,415	$ 37,272	$ (367,160)	$ (773)	$ 10,185